Commitments and Contingencies - Schedule of Future Operating Payments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 218,494
2015	25,239
2016	207
2017	3
2018 onwards	6
Total purchase commitment	$ 243,949